LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2020
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 9:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

	Annual interest
	rate at
	December 31	December 31,
	2020	2020	2019
Linkage terms:
U.S. dollar	3.5% - 5%	-	381
NIS	3.1% - 3.35%	1,659	664
Euro		206	-
		1,865	1,045
Less - current maturities		(370)	(658)

		1,495	387

Minimum future payments as of December 31, 2020 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2021	369
2022	526
2023	485
2024	321
2025	164

1,865

Long-term debt includes liabilities associated with equipment purchases in the amounts of $206 and $477  as of December 31, 2020 and 2019 , respectively,  and current maturities of long-term debt of $67 and $477 as of December 31, 2020 and 2019, respectively. The current maturities are classified to the trade payable balance as of December 31, 2020 and 2019, respectively.